Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2014
Registrant Name	dei_EntityRegistrantName	FRANKLIN TEMPLETON MONEY FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0000936373
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 24, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2014
Prospectus Date	rr_ProspectusDate	Nov. 01, 2014
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Franklin Templeton Money Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide investors with as high a level of current income as is consistent with the preservation of shareholders’ capital and liquidity. The Fund also tries to maintain a stable $1.00 share price.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests, through The Money Market Portfolio (Portfolio), mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers.

Unless the context otherwise requires, references to the Fund's investments below refer to those investments of the Portfolio to which the Fund is exposed and references to the investment manager refer to the Portfolio's investment manager.

The Fund's investments include:

Bank obligations and instruments secured by bank obligations, which include fixed, floating or variable rate certificates of deposit, letters of credit, time deposits, bank notes and bankers’ acceptances. From time to time, the Fund may concentrate its investments in bank obligations (such as certificates of deposit) issued by domestic banks.

Certificates of deposit, which are bank obligations that are issued against money deposited in a banking institution for a specified period of time at a specified interest rate.

Commercial paper, which is a short-term obligation of a bank, corporation or other borrower with a maturity of up to 270 days. Commercial paper may also be asset-backed (that is, backed by a pool of assets representing the obligations of a number of different parties). At any time, the Fund may have a significant portion of its investments in asset-backed commercial paper.

Repurchase agreements, which are agreements to buy a security and then to sell the security back after a short period of time (generally, less than seven days) at a higher price.

U.S. government securities, which include marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government.

Portfolio maturity and quality The Fund only buys securities that the investment manager determines present minimal credit risks. The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and maintains a dollar-weighted average life for its portfolio of 120 days or less, and only buys securities that:

mature in 397 calendar days or less, if such security is rated in the highest rating category by the requisite rating agencies, as described in applicable regulation; or

mature in 45 calendar days or less, if such security is rated in the second highest rating category by the requisite rating agencies, as described in applicable regulation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Unless the context otherwise requires, references to the Fund's investments below refer to those investments of the Portfolio to which the Fund is exposed and references to the investment manager refer to the Portfolio's investment manager.

Credit

An issuer of securities may be unable to make interest payments or repay principal. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the Fund’s share price. Although the Fund invests predominantly in high-quality debt securities, any of the Fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the Fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the Fund’s net asset value.

Interest Rate

When interest rates rise, debt security prices fall. The opposite is also true: debt security prices rise when interest rates fall. Interest rate changes on the whole are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities are more sensitive to these price changes. The Fund’s yield will vary. A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund’s ability to maintain a stable net asset value.

Liquidity

This is the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perception. While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within a short period of time because of unusual market conditions, an unusually high volume of redemption requests or other reasons. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain a $1.00 share price.

Income

Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

Banking Industry

Because the Fund will invest in the obligations of banks and other financial institutions, it may be vulnerable to setbacks in that industry. Banks and other financial institutions are highly dependent on short-term interest rates and can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations.

U.S. Government Securities

Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. Government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to shares of the Fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to country or government specific issues, less favorable trading practices or regulation and greater price volatility.

Repurchase Agreements

A repurchase agreement exposes the Fund to the risk that the party that sells the securities may default on its obligation to repurchase them.

Risk Associated with the Fund Holding Cash

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash, which may hurt the Fund's performance.

Master/Feeder Structure

The Fund seeks to achieve its investment goal by investing all of its assets in shares of the Portfolio. The Portfolio has the same investment goal and policies as the Fund. The Fund buys shares of the Portfolio at net asset value. An investment in the Fund is an indirect investment in the Portfolio. It is possible that the Fund may have to withdraw its investment in the Portfolio if the Portfolio changes its investment goal or if the Fund’s board of trustees, at any time, considers it to be in the Fund’s best interest.

Management

The Fund is subject to management risk because it is exposed to an actively managed investment portfolio. The Portfolio's investment manager applies investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these decisions will produce the desired results.

Regulatory Changes

The SEC has adopted regulations that change in very important respects the operation of money market funds, including the Fund. The Fund is reviewing the regulations and their impact, including liquidity of an investment in the Fund and the Fund's ability to maintain a stable net asset value per share. These changes may result in reduced yields from the Fund.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for shares of the Fund. The table shows the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for shares of the Fund. The table shows the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class C Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q3'07	1.04%
Worst Quarter:	Q4'13	0.00%
As of September 30, 2014, the Fund's year-to-date return was 0.00%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2013
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	To obtain the Fund’s current yield information, please call (800) DIAL BEN/342-5236.
Franklin Templeton Money Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	203
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	806
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.08%
10 Years	rr_AverageAnnualReturnYear10	1.03%	[3]
Franklin Templeton Money Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	407
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,563
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	407
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	708
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,563
Annual Return 2004	rr_AnnualReturn2004	0.29%
Annual Return 2005	rr_AnnualReturn2005	2.04%
Annual Return 2006	rr_AnnualReturn2006	3.86%
Annual Return 2007	rr_AnnualReturn2007	4.14%
Annual Return 2008	rr_AnnualReturn2008	1.43%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Annual Return 2012	rr_AnnualReturn2012	0.00%
Annual Return 2013	rr_AnnualReturn2013	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	As of September 30, 2014, the Fund's year-to-date return was 0.00%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	1.16%
Franklin Templeton Money Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.51%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	360
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,393
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	1.22%

[1]	The fees and expenses shown in the table and included in the example below reflect the fees and expenses of both the Fund and The Money Market Portfolio, in which the Fund invests substantially all of its assets in order to pursue its investment goal.
[2]	The investment manager of The Money Market Portfolio and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees) for each class of the Fund do not exceed 0.60% (other than certain non-routine expenses) until October 31, 2016. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.
[3]	Since inception December 15, 2006.